Financial instruments (Details 1) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	₨ 11,179,671	₨ 8,821,809
Cash and cash equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	2,067,397	1,654,634
Other financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	358,106	209,742
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	8,713,161	6,856,976
Other receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	₨ 41,007	₨ 100,457